Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 131,018	$ 180,552
Accounts receivable, net of allowance of $2,663 and $6,299, respectively	108,578	109,384
Net investment in finance leases, net of allowance of $169 and $0, respectively	78,459	40,940
Container leaseback financing receivable, net of allowance of $98 and $0, respectively	27,076	20,547
Trading containers	9,375	11,330
Containers held for sale	15,629	41,884
Prepaid expenses and other current assets	13,713	14,816
Due from affiliates, net	1,509	1,880
Total current assets	385,357	421,333
Restricted cash	74,147	97,353
Containers, net of accumulated depreciation of $1,619,591 and $1,443,167, respectively	4,125,052	4,156,151
Net investment in finance leases, net of allowance of $1,164 and $0, respectively	801,501	254,363
Container leaseback financing receivable, net of allowance of $326 and $0, respectively	336,792	251,111
Fixed assets, net of accumulated depreciation of $12,918 and $12,266, respectively	746	1,128
Intangible assets, net of accumulated amortization of $47,931 and $45,359, respectively	2,719	5,291
Derivative instruments	47	135
Deferred taxes	1,153	1,388
Other assets	13,862	14,364
Total assets	5,741,376	5,202,617
Current liabilities:
Accounts payable and accrued expenses	24,385	23,404
Container contracts payable	231,647	9,394
Other liabilities	2,288	2,636
Due to container investors, net	18,697	21,978
Debt, net of unamortized costs of $8,043 and $8,120, respectively	408,365	242,433
Total current liabilities	685,382	299,845
Debt, net of unamortized costs of $18,639 and $21,446, respectively	3,706,979	3,555,296
Derivative instruments	29,235	13,778
Income tax payable	10,047	9,909
Deferred taxes	6,491	7,789
Other liabilities	16,524	30,355
Total liabilities	4,454,658	3,916,972
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	587	583
Treasury shares, at cost, 8,245,130 and 1,508,637 shares, respectively	(86,239)	(17,746)
Additional paid-in capital	416,609	410,595
Accumulated other comprehensive loss	(9,744)	(511)
Retained earnings	938,395	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,259,608	1,259,379
Noncontrolling interest	27,110	26,266
Total equity	1,286,718	1,285,645
Total liabilities and equity	$ 5,741,376	$ 5,202,617